Business combination (Details) ¥ in Thousands, $ in Thousands	12 Months Ended				36 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)
Business combination
Opening balance		¥ 5,812
Goodwill acquired				¥ 5,812
Goodwill disposed					¥ 0
Closing balance	$ 835	¥ 5,812		¥ 5,812	¥ 5,812